Note 16 - Total Future Operating Lease Obligations (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
2016		$ 19,885,917
2017	$ 8,829,245	15,252,943
2018	4,389,155	8,286,819
2019	2,721,992	3,199,264
2020	623,067	741,907
Thereafter	95,371	368,486
	$ 26,132,973	$ 47,735,336